Material Accounting Policy Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 shares
PSUs or RSUs
Disclosure of detailed information about intangible assets [line Items]
Settlement period for share units	3 years
DSUs
Disclosure of detailed information about intangible assets [line Items]
Number of deferred share units equal to common shares	1
Bottom of range | Client Relationships
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	10 years
Bottom of range | Contract backlog and finite trademarks
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	1 year
Top of range | Client Relationships
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	15 years
Top of range | Contract backlog and finite trademarks
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	3 years